Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries*	Reclassified from inventories	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$944	$26	$—	$(1,221)	$—	$—	$251	$—
Refinery and power plants	91,392	—	—	—	3,786	—	(2,744)	92,434
Processing plant and equipment	18,880	987	(8,678)	57	—	(7,863)	320	3,703
Office equipment	5,189	300	(1,343)	(3,163)	—	—	152	1,135
	$116,405	$1,313	$(10,021)	$(4,327)	$3,786	$(7,863)	$(2,021)	$97,272

*
Net of acquisition of a subsidiary

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$208	$344	$—	$(598)	$—	$46	$—
Refinery and power plants	9,308	2,267	—	—	—	(528)	11,047
Processing plant and equipment	3,545	1,377	(2,294)	(27)	(1,223)	248	1,626
Office equipment	3,901	384	(1,118)	(2,639)	—	117	645
	16,962	$4,372	$(3,412)	$(3,264)	$(1,223)	$(117)	13,318
Carrying amount	$99,443						$83,954

The following changes in property, plant and equipment were recorded during the year ended December 31, 2016:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries*	Reclassified from assets held for sale	Reclassified to assets held for sale	Reclassified from resource properties	Currency translation adjustments	Ending balance
Land and buildings	$5,890	$119	$—	$(324)	$—	$(4,745)	$—	$4	$944
Refinery and power plants	67,336	—	—	—	20,255	—	5,000	(1,199)	91,392
Processing plant and equipment	34,548	3,194	(262)	(25,340)	8,128	(646)	—	(742)	18,880
Office equipment	8,515	770	(22)	(2,918)	—	(237)	—	(919)	5,189
	$116,289	$4,083	$(284)	$(28,582)	$28,383	$(5,628)	$5,000	$(2,856)	$116,405

*
Net of acquisition of a subsidiary

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Reclassified to assets held for sale	Currency translation adjustments	Ending balance
Land and buildings	$1,600	$367	$—	$(139)	$(1,663)	$43	$208
Refinery and power plants	6,860	2,641	—	—	—	(193)	9,308
Processing plant and equipment	8,392	5,403	—	(9,283)	(421)	(546)	3,545
Office equipment	3,692	880	—	(727)	(170)	226	3,901
	20,544	$9,291	$—	$(10,149)	$(2,254)	$(470)	16,962
Carrying amount	$95,745						$99,443